Debt - Schedule of long-term debt (Details) ¥ in Thousands, $ in Thousands	Jun. 30, 2025 CNY (¥)	Jun. 30, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Debt
Long-term debt, current portion	¥ 2,916	$ 407	¥ 2,827
Long-term debt, non-current portion	3,230	451	4,706
Total	¥ 6,146	$ 858	¥ 7,533
Minimum
Debt
Long-term debt, annual interest rates	5.55%	5.55%	5.55%
Long-term debt, term	3 years	3 years	3 years
Maximum
Debt
Long-term debt, annual interest rates	10.46%	10.46%	10.46%
Long-term debt, term	4 years 6 months	4 years 6 months	4 years 6 months